Pledged Bank Deposits/Fixed Bank Deposits with Maturity Period Over Three Months/Bank Balances and Cash, and Other Cash Flow Information - Additional Information (Detail)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Disclosure of deposits from banks [line items]
Fixed bank deposits with an original maturity period of three months or less	¥ 360,000,000	$ 55,173,000	¥ 360,000,000
Fixed bank deposits interest rate	1.35%	1.35%	1.35%
The PRC (country of domicile) [member]
Disclosure of deposits from banks [line items]
Balances that were placed with banks	¥ 931,276,000	$ 142,724,000	¥ 1,210,201,000